Critical Accounting Judgements and Key Sources of Estimation Uncertainty (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Critical Accounting Judgements and Key Sources of Estimation Uncertainty [Abstract]
Trade receivables, net of allowance	$ 4,945,668	$ 3,586,735
Other receivables, net of allowance	16,916,101	15,623,663
Loan receivables, net of allowance		16,845,821
Property, plant and equipment	$ 1,061,170	$ 573,084